Legal Matters (Details) - USD ($)		1 Months Ended			12 Months Ended
	Feb. 09, 2023	Nov. 28, 2022	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Legal Matters (Details) [Line Items]
Total payments				$ 491,474
Payments			$ 49,147		$ 49,147
Monthly installments				$ 32,765
Interest percentage				5.00%
Payment due date				Dec. 29, 2023
Balance due from parts		$ 257,090.75
Accrued amount					$ 614,983	$ 620,000
Subsequent Event [Member]
Legal Matters (Details) [Line Items]
Balance due from parts	$ 275,051.3